CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
SERVICE REVENUE - third parties	$ 636,236	$ 555,802	$ 418,949
SERVICE REVENUE - related parties	374,199	363,370	666,505
TOTAL REVENUE	1,010,435	919,172	1,085,454
COST OF REVENUE	429,445	1,160,182	737,542
GROSS PROFIT (LOSS)	580,990	(241,010)	347,912
OPERATING EXPENSES:
Selling	347,443	532,920	46,414
General and administrative	675,369	1,414,814	141,912
Total operating expenses	1,022,812	1,947,734	188,326
INCOME (LOSS) FROM OPERATIONS	(441,822)	(2,188,744)	159,586
OTHER INCOME (EXPENSE)
Interest income (expenses)	615	41	305
Other finance expenses	(1,240)	0	(612)
Impairment on prepaid investment	0	(651,973)	0
Other non-operating income (expense)	376	5,925	956
Total other income (expense), net	(249)	(646,007)	649
INCOME (LOSS) BEFORE INCOME TAXES	(442,071)	(2,834,751)	160,235
PROVISION FOR INCOME TAXES	0	0	19
NET INCOME (LOSS)	(442,071)	(2,834,751)	160,216
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	197,747	(46,109)	(337,055)
COMPREHENSIVE INCOME (LOSS)
COMPREHENSIVE INCOME (LOSS), Net	$ (244,324)	$ (2,880,860)	$ (176,839)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic and diluted	22,354,793	22,354,793	20,161,287
EARNINGS (LOSS) PER SHARE
Basic and diluted-	$ (0.02)	$ (0.13)	$ 0.01